Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2025
Significant Accounting Policies [Abstract]
Schedule of Straight-Line Method Over the Estimated Useful Lives	Depreciation is calculated by the straight-line method over the estimated useful lives of depreciable assets at the following rate:
Computer equipment	5 years

Schedule of Outlines the Currency Exchange Rates

The following table outlines the currency exchange rates that were used in preparing the accompanying consolidated financial statements:

	June 30, 2025	December 31, 2024
US$ to HK$ Year End	7.85	7.82
US$ to HK$ Average Rate	7.79	7.82